Share Capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [line items]
Disclosure of detailed information about movement in issued and outstanding capital [Table Text Block]

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Number of Shares	Net Proceeds	Number of Shares	Net Proceeds
ATM program(1)	4,225,000	$66,674	5,654,338	$67,896
Prospectus offering	—	—	5,000,000	58,240
	4,225,000	$66,674	10,654,338	$126,136

(1)  In May 2021, the Company filed prospectus supplements to its short form base shelf prospectus, pursuant to which the Company may, at its discretion and from time-to-time, sell common shares of the Company for aggregate gross proceeds of up to $100.0 million. The sale of common shares is to be made through “at-the-market distributions” ("ATM"), as defined in the Canadian Securities Administrators’ National Instrument 44-102 Shelf Distributions, directly on the New York Stock Exchange. During the year ended December 31, 2021, the Company sold 4,225,000 (2020 - 5,654,338) common shares of the Company under the ATM program at an average price of $16.24 (2020 - $12.31) for gross proceeds of $68.6 million (2020 - $69.6 million), or net proceeds of $66.7 million (2020 - $67.9 million) after costs. At December 31, 2021, the Company completed $68.6 million of the ATM program.

Disclosure of detailed information about range of exercise prices of outstanding share options [Table Text Block]

	Options Outstanding			Options Exercisable
Exercise prices (CAD$)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)

5.01 - 10.00	2,226,614	8.62	6.87	1,819,114	8.57	6.70
10.01 - 15.00	1,369,993	13.62	8.19	537,120	13.31	7.61
15.01 - 20.00	1,296,821	16.21	8.45	286,973	15.93	7.56
20.01 - 250.00	744,955	21.56	8.76	52,705	22.55	0.23
	5,638,383	13.29	7.80	2,695,912	10.57	6.85

Disclosure of detailed information about number and weighted average exercise prices of share options [Table Text Block]

	Year Ended		Year Ended
	December 31, 2021		December 31, 2020
	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Number of Options	Weighted Average Exercise Price (CAD $/Share)
Balance, beginning of the year	7,074,092	12.07	7,583,439	10.70
Granted	1,400,000	18.98	2,621,924	13.46
Exercised	(2,502,234)	10.87	(2,473,926)	7.50
Cancelled or expired	(333,475)	29.45	(657,345)	18.96
Balance, end of the year	5,638,383	13.29	7,074,092	12.07

Disclosure of detailed information about options valuation assumptions [Table Text Block]

		Year Ended	Year Ended
Assumption	Based on	December 31, 2021	December 31, 2020
Risk-free interest rate (%)	Yield curves on Canadian government zero- coupon bonds with a remaining term equal to the stock options’ expected life	1.04	1.03
Expected life (years)	Average of the expected vesting term and expiry term of the option	5.93	5.83
Expected volatility (%)	Historical and implied volatility of the precious metals mining sector	49.00	49.00
Expected dividend yield (%)	Annualized dividend rate as of the date of grant	0.10%	—

Disclosure of detailed information about dividend [Table Text Block]

Declaration Date	Record Date	Dividend per Common Share
May 6, 2021	May 17, 2021	$0.0045
August 16, 2021	August 26, 2021	$0.0060
November 4, 2021	November 17, 2021	$0.0049
March 10, 2022(1)	March 21, 2022	$0.0079
(1) These dividends were declared subsequent to the period end and have not been recognized as distributions to owners during the period presented.

Restricted share units [Member]
Disclosure of classes of share capital [line items]
Disclosure of detailed information about number and weighted average exercise prices of other equity instruments [Table Text Block]

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Number of shares	Weighted Average Fair Value (CAD$)	Number of shares	Weighted Average Fair Value (CAD$)
Outstanding, beginning of the year	184,483	15.66	128,944	10.36
Granted	312,991	17.19	211,192	15.72
Settled	(69,504)	15.79	(127,000)	10.32
Forfeited	(27,421)	16.56	(28,653)	15.93
Outstanding, end of the year	400,549	16.77	184,483	15.66

Performance share units [Member]
Disclosure of classes of share capital [line items]
Disclosure of detailed information about number and weighted average exercise prices of other equity instruments [Table Text Block]

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Number of shares	Weighted Average Fair Value (CAD$)	Number of shares	Weighted Average Fair Value (CAD$)
Outstanding, beginning of the year	109,035	15.62	—	—
Granted	184,050	17.15	122,575	15.65
Forfeited	(17,569)	16.56	(13,540)	15.93
Outstanding, end of the year	275,516	16.58	109,035	15.62

Deferred share units [Member]
Disclosure of classes of share capital [line items]
Disclosure of detailed information about number and weighted average exercise prices of other equity instruments [Table Text Block]

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Number of shares	Weighted Average Fair Value (CAD$)	Number of shares	Weighted Average Fair Value (CAD$)
Outstanding, beginning of the year	—	—	—	—
Granted	31,040	18.08	—	—
Settled	(5,855)	17.08	—	—
Outstanding, end of the year	25,185	18.31	—	—